Offering Costs	11 Months Ended
Dec. 03, 2012
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the Fund will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of the Fund in an amount equal to the offering fees. The Sponsor will reimburse the Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At December 3, 2012, payable for offering costs are reflected in the Statement of Financial Condition for the Fund.